Segments of Operations - Assets by segment (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total assets	$ 40,801	$ 38,120	$ 34,362
Annuity
Segment Reporting Information [Line Items]
Total assets	40,115	37,392	33,607
Run-off Life
Segment Reporting Information [Line Items]
Total assets	$ 686	$ 728	$ 755